Share Capital - Capital Issued (Details) - EUR (€) € / shares in Units, € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital
Total shareholders’ equity	€ (53,783)	€ (27,045)	€ 1,792	€ 26,790
Par value per share (euro per share)	€ 0.03
Share Capital
Disclosure of classes of share capital
Total shareholders’ equity	€ 1,057	€ 1,046	€ 1,046	€ 1,045
Number of shares outstanding (in shares)	35,230,382	34,875,872	34,875,872	34,825,872